Income Tax (Tables)	6 Months Ended
Sep. 30, 2024
Income Tax [Abstract]
Schedule of Income Tax

Income taxes consist of the following:

	For the 6 months period ended September 30, 2024	For the 6 months period ended September 30, 2023
	(US$)	(US$)
Current tax expenses	$38,711	$-
Deferred tax expense	32,971	(31,380)
Income tax expense	$71,682	$(31,380)